Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Schedule of Outstanding Debt Obligations

A summary of outstanding debt obligations as of June 30, 2026 and December 31, 2025 is as follows:

			Successor
		Interest	June 30, 2026
Description	Term Range	Rate Range	(in thousands)
ABS III Securitization	July 2026 - 2041	5.9%-6.7%	$348,117
ABS II Securitization	July 2023 - Mar 2038	7.8% - 8.4%	—
Trail Dust Financing	Jan 2024 - Jan 2029	7.3%	2,013
Citizens RBL	Mar 2026 - Mar 2030	7.3% - 9.3%	—
Equipment financing obligations			1,462
ABS III debt issuance costs, net			(8,520)
Total debt			$343,072
Current portion			(35,836)
Total long-term portion			$307,236

			Predecessor
		Interest	December 31, 2025
Description	Term Range	Rate Range	(in thousands)
ABS II Securitization	Jul 2023 - Mar 2038	7.8% - 8.4%	$266,892
Trail Dust Financing	Jan 2024 - Jan 2029	7.3%	2,266
WAB RBL	Jul 2025 - Dec 2026	7.3%	3,500
Equipment financing obligations			1,831
ABS II Debt issuance costs, net			(3,918)
Trail Dust Debt issuance costs, net			(16)
WAB RBL Debt issuance costs, net			(49)
Total debt			$270,506
Current portion			(45,363)
Total long-term portion			$225,143

Schedule of Principal Payments of Long-Term Debt

The future amounts of required principal payments of long-term debt after June 30, 2026 are as follows:

(in thousands)	ABS III	Trail Dust
Years Ending December 31,
2026 (remainder)	$12,438	$391
2027	41,976	700
2028	35,158	754
2029	32,610	168
2030	31,046	—
Thereafter	194,889	—
Total	$348,117	$2,013